8. Deferred and recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred And Recoverable Taxes Details
Prepaid income taxes	R$ 66,786	R$ 51,215
Withholding income tax (IRRF)	7,308	9,601
PIS and COFINS	408	16,908
Withholding tax of public institutions	6,127	8,130
Value added tax - IVA	5,431	12,044
Others	4,195	1,449
Total	90,255	99,347
Current assets	83,210	27,287
Noncurrent assets	R$ 7,045	R$ 72,060